Accumulated Other Comprehensive Loss (Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (2,125.9)	$ (1,241.9)	$ (1,020.6)
Other comprehensive income (loss) before reclassifications	(311.5)	(1,012.8)	(302.5)
Amounts reclassified from AOCL	53.9	117.8	75.6
Net current period other comprehensive income (loss)	(257.6)	(895.0)	(226.9)
Amount attributable to noncontrolling interest	4.8	(11.0)	(5.6)
Ending Balance	(2,388.3)	(2,125.9)	(1,241.9)
Net loss on derivatives qualifying as hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(42.9)	(28.5)	(4.1)
Other comprehensive income (loss) before reclassifications	13.7	(35.0)	(15.2)
Amounts reclassified from AOCL	(36.0)	20.8	(9.1)
Net current period other comprehensive income (loss)	(22.3)	(14.2)	(24.3)
Amount attributable to noncontrolling interest	(0.2)	0.2	0.1
Ending Balance	(65.0)	(42.9)	(28.5)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(956.5)	(268.7)	(61.5)
Other comprehensive income (loss) before reclassifications	9.9	(699.3)	(213.1)
Amounts reclassified from AOCL	2.7	0.0	0.0
Net current period other comprehensive income (loss)	12.6	(699.3)	(213.1)
Amount attributable to noncontrolling interest	5.4	(11.5)	(5.9)
Ending Balance	(949.3)	(956.5)	(268.7)
Pension and postretirement benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,126.5)	(944.7)	(955.0)
Other comprehensive income (loss) before reclassifications	(335.1)	(278.5)	(74.2)
Amounts reclassified from AOCL	87.2	97.0	84.7
Net current period other comprehensive income (loss)	(247.9)	(181.5)	10.5
Amount attributable to noncontrolling interest	(0.4)	0.3	0.2
Ending Balance	$ (1,374.0)	$ (1,126.5)	$ (944.7)